UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-5635

Name of Registrant: Putnam Diversified Income Trust

Address of Principal ExecutiveOffices:
One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam Diversified Income Trust
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000

Date of fiscal year end:
09/30

Date of Reporting Period:
07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record

======================= PUTNAM DIVERSIFIED INCOME TRUST ========================

IWO HOLDINGS, INC.

Ticker:		Security ID: 45071TAF2
Meeting Date: MAR 20, 2006		Meeting Type: Written Consent
Record Date: MAR 2, 2006

# Proposal		Mgt Rec	Vote Cast	Sponsor
1	THE PROPOSED AMENDMENTS	None	Did Not	Management
Vote

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STERLING CHEMICALS, INC.

Ticker: SCHI		Security ID: 859166AA8
Meeting Date: APR 21, 2006		Meeting Type: Annual
Record Date: MAR 3, 2006

# Proposal		Mgt Rec	Vote Cast	Sponsor
1	Elect Director John W. Gildea	For	Against	Management

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WHX CORP

Ticker:		Security ID: 929248AB8
Meeting Date: JUL 11, 2005		Meeting Type: C
Record Date: JUN 14, 2005

# Proposal		Mgt Rec	Vote Cast	Sponsor
1.00	Approve plan of reorganization	For	Did Not	Management
Vote

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PUTNAM DIVERSIFIED INCOME TRUST __________________________________________________________________________ (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer and Principal Executive Officer _______________________________________________________________________ (Signature & Title)

Date: August 11, 2006